Acquisitions (Details) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Acquisitions
Net purchase price	$ 57	$ 28	$ 40	$ 52	$ 41
Goodwill	2,067		2,018	1,995	1,960
Supplemental cash flow information regarding acquisitions
Purchase price (including liabilities assumed)	57	28	40	52	41
Less liabilities assumed	(35)			(3)
Net purchase price			40	49	41
Net cash paid for acquisitions	52	22	32	40	32
Seller financed debt	5	6	8	9	8
Pest control, termite and franchise acquisitions
Acquisitions
Net purchase price	25	28	40	49	41
Goodwill	16	21	24	35	28
Other intangibles related to acquisitions	7	6	13	13	11
Supplemental cash flow information regarding acquisitions
Purchase price (including liabilities assumed)	$ 25	$ 28	$ 40	$ 49	$ 41